Financial risk management - Narrative (Details) $ / shares in Units, € in Thousands			1 Months Ended				12 Months Ended
	Jan. 15, 2021 EUR (€) shares	Jan. 15, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	May 31, 2020 EUR (€) shares	May 31, 2020 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 EUR (€) $ / shares shares	Jan. 31, 2021 EUR (€)	Dec. 31, 2018 EUR (€)	Nov. 30, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents							€ 197,630	€ 146,854	€ 95,234	€ 95,234		€ 94,829
Trade and other receivables							4,809	2,439
ATM program common shares sales value up to | $				$ 75,000,000
Proceeds from issue of common shares							124,460	74,195	31,373
Proceeds from issue of common shares, including exercise of share based payment awards							€ 124,460	€ 74,195	€ 31,373
Silicon Valley Bank Loan [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loan agreement													€ 5,000
Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price | $ / shares		$ 6.00
Number of shares issued | shares	19,166,667	19,166,667
Number of shares issued | shares	19,166,667	19,166,667
Proceeds from issue of common shares	€ 88,700
Proceeds from issue of common shares, including exercise of share based payment awards	€ 88,700
At the market program
Disclosure of nature and extent of risks arising from financial instruments [line items]
ATM program common shares sales value up to | $			$ 100,000,000
Number of shares issued | shares							200,000
Number of shares issued | shares							200,000
Proceeds from issue of common shares							€ 1,600
Proceeds from issue of common shares, including exercise of share based payment awards							€ 1,600
At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
ATM program common shares sales value up to | $						$ 50,000,000
Number of shares issued | shares					12,500,000	12,500,000	4,400,000	7,900,000
Number of shares issued | shares					12,500,000	12,500,000	4,400,000	7,900,000
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total carrying amount of shares							€ 12,300	€ 20,000
Cash and cash equivalents							197,600	146,900
Trade and other receivables							4,800	2,400
Maximum credit exposure							214,700	169,300
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest income							358	186
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum credit exposure							12,300	20,000
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum foreign currency exposure							€ 53,487	122,322
Percentage of deviation between currency exchange rate							10.00%
Net loss in currency exchange deviation							€ 5,482	€ 11,155
Liquidity risk | Silicon Valley Bank Loan [Member] | SVB Loan Agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loan agreement											€ 25,000
Initial drawdown							€ 17,500
Liquidity risk | Public offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price | $ / shares										€ 2.50
Number of shares issued | shares									13,800,000	13,800,000
Number of shares issued | shares									13,800,000	13,800,000
Proceeds from issue of common shares									€ 29,500
Proceeds from issue of common shares, including exercise of share based payment awards									€ 29,500
Liquidity risk | Public offering | Issue of ordinary shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price | $ / shares		$ 6.00
Number of shares issued | shares	19,166,667	19,166,667
Number of shares issued | shares	19,166,667	19,166,667
Proceeds from issue of common shares | $		$ 115,000,000
Proceeds from issue of common shares, including exercise of share based payment awards | $		$ 115,000,000
Liquidity risk | At-the-market sales agreement
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of common shares authorized to issue at the market | shares				75,000,000	50,000,000	50,000,000
Number of shares issued | shares					12,500,000	12,500,000	4,400,000	7,900,000
Number of shares issued | shares					12,500,000	12,500,000	4,400,000	7,900,000
Proceeds from issue of common shares					€ 34,500		€ 24,400	€ 34,500
Proceeds from issue of common shares, including exercise of share based payment awards					€ 34,500		€ 24,400	€ 34,500